Shareholder Fees - Institutional - Vanguard SP Small-Cap 600 Growth Index Fund - ETF Shares	Dec. 17, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none